CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (133,593,621)	$ (94,292,695)	$ 51,734,255
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	19,872,497	20,600,715	12,842,241
Bad debt provision	47,400,809	12,267,390	1,021,669
Share-based compensation	217	(108,222)	543,510
Loss from disposal of property, plant and equipment	10,152	1,211,206	120,048
Goodwill impairment loss		14,806,586
Inventory write-down	6,925,478	7,765,270	2,539,538
Loss (gain) on changes in fair value of derivatives	369,309	5,173,903	(2,919,710)
Gain on repurchase of convertible senior notes	(10,348,750)	(7,440,000)
Amortization of convertible senior notes issuance cost and share-lending arrangement	964,749	1,630,061	1,000,395
Others	152,554	(223,638)
Changes in operating assets and liabilities:
Accounts receivable	27,649,693	(99,447,828)	(3,475,821)
Amounts due from related parties	(36,750,808)	12,321,646	(20,253,111)
Advance to suppliers	(48,681)	(3,084,559)	168,096
Inventories	(46,803,682)	20,491,706	(26,043,931)
Project assets	4,442,922	(9,203,936)
Prepaid expenses and other current assets and VAT tax receivable	20,023,346	(28,866,090)	(6,726,868)
Other long-term assets	2,899,490	(4,841,421)
Deferred tax assets	15,955,998	(17,460,955)	(777,610)
Accounts payable	49,643,649	17,775,265	7,297,823
Amount due to related parties	12,972,949	47,037,344	6,197,471
Accrued expenses and other liabilities	5,434,253	6,191,965	7,101,932
Income tax payable	2,942,606	(8,766,593)	6,344,771
Prepaid land use rights	(5,825,188)	(12,618,645)	(5,626,346)
Net cash provided by (used in) operating activities	(15,612,697)	(112,912,407)	30,752,160
Investing activities:
Acquisition of subsidiaries			(46,048,500)
Cash assumed upon acquisition			15,964,351
Purchases of property, plant and equipment	(44,288,415)	(60,676,805)	(14,630,862)
Subsidy received from local government to purchase plant and equipment	3,018,154
Proceeds from disposal of property, plant and equipment		26,933
Change in restricted cash	(142,176,204)	553,448	(7,102,851)
Net cash used in investing activities	(183,446,465)	(60,096,424)	(51,817,862)
Financing activities:
Repurchase of convertible senior notes	(15,651,250)	(9,060,000)
Proceeds from short-term bank borrowings	653,773,767	587,785,523	133,567,729
Proceeds from long-term bank borrowings	46,137,937	204,792,588	30,199,160
Repayment of short-term bank borrowings	(513,096,521)	(522,582,754)	(168,391,955)
Net cash provided by (used in) financing activities	171,163,933	260,935,357	(4,625,066)
Effect of exchange rate changes on cash and cash equivalents	1,728,782	15,084,268	8,304,136
Net increase (decrease) in cash and cash equivalents	(26,166,447)	103,010,794	(17,386,632)
Cash and cash equivalents at the beginning of the year	209,478,864	106,468,070	123,854,702
Cash and cash equivalents at the end of the year	183,312,417	209,478,864	106,468,070
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	27,671,213	23,157,984	6,674,234
Income taxes paid	1,014	12,455,586	1,580,299
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with share-lending arrangement	443,100	(16,867,340)	(1,949,640)
Purchase of property, plant and equipment included in accounts payable	21,972,470	8,699,797	5,827,699
Major assets acquired and liabilities assumed upon acquisition:
Accounts receivable (net)			45,124,386
Amount due from related parties			78,365,265
Inventories			30,023,910
Other current Assets (excluding cash acquired)			45,077,777
Property, plant and equipment (net)			10,255,200
Accounts payable			44,997,729
Amount due to related parties			74,737,639
Other current liabilities			$ 77,981,754